Retirement Benefit Plans - Summary of Weighted Average Assumptions Used to Calculate the Defined Benefit Obligation (Details)	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Pension Plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.60%	4.63%
Rate of increase in future compensation	3.25%	3.25%
Non-Pension Post- Retirement Benefit Plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.72%	4.64%
Rate of increase in future compensation	3.25%	3.25%
Medical trend rate	5.00%	5.00%